Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Minimum Future Charter Revenue

Period/ Year	Amount
July 1 to December 31, 2023	$234,815
2024	334,769
2025	201,580
2026	160,187
2027	146,001
2028 to 2038	454,963
Minimum charter revenues	$1,532,315